UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

	The Acquirers Fund
	Schedule of Investments
	January 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Administrative and Support and Waste Management and Remediation Services - 6.7%
13,516	Korn Ferry ^	$553,886
5,889	ManpowerGroup, Inc. ^	538,784
		1,092,670
	Construction - 3.1%
38,322	Fiat Chrysler Automobiles NV ^	498,953

	Finance and Insurance - 54.5%
5,131	Allstate Corporation ^	608,229
4,794	American National Insurance Company ^	528,107
11,544	Assured Guaranty, Ltd. ^	529,177
12,010	Athene Holding, Ltd. - Class A (a)	523,156
7,384	Bank of Montreal ^	562,809
12,520	E*TRADE Financial Corporation ^	533,602
7,487	Evercore, Inc. - Class A	573,654
9,730	First American Financial Corporation	603,065
52,937	First BanCorp Puerto Rico	490,726
1,070	First Citizens BancShares, Inc. - Class A ^	563,697
11,791	Mercury General Corporation	578,820
4,292	Molina Healthcare, Inc. (a)	527,787
9,726	Popular, Inc. ^	544,267
22,551	Radian Group, Inc. ^	552,274
7,234	Royal Bank of Canada	571,197
		8,828,585
	Manufacturing - 28.9%
1,905	Biogen, Inc. (a) ^	512,159
3,160	Cummins, Inc. ^	505,505
27,820	HP, Inc. ^	593,122
22,186	Imperial Oil, Ltd.	525,365
4,054	Lear Corporation ^	499,372
10,415	Micron Technology, Inc. (a) ^	552,932
10,054	Nucor Corporation	477,464
6,064	Oshkosh Corporation ^	521,747
16,412	Steel Dynamics, Inc.	490,391
		4,678,057
	Mining, Quarrying, and Oil and Gas Extraction - 3.3%
8,996	ConocoPhillips ^	534,632

	Transportation and Warehousing - 3.5%
	Southwest Airlines Company	576,905
	TOTAL COMMON STOCKS (Cost $16,738,997)	16,209,802

	SHORT-TERM INVESTMENTS - 0.1%
5,000	First American Government Obligations Fund, Class X - 1.49% (b)	5,000
5,000	First American Treasury Obligations Fund, Class X - 1.50% (b)	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS - 100.1% (Cost $16,748,997)	16,219,802
	Liabilities in Excess of Other Assets - (0.1)%	(11,914)
	NET ASSETS - 100.0%	$16,207,888

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
^	All or a portion of the security has been segregated as collateral for securities sold short.
(b)	Rate shown is the annualized seven-day yield as of January 31, 2020.

The Acquirers Fund
Schedule of Securities Sold Short
January 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Administrative and Support and Waste Management and Remediation Services - 3.8%
3,437	Rollins, Inc.	$130,434

	Finance and Insurance - 2.9%
16,388	Bank of America Corporation ^	538,018
8,306	CommScope Holding Company, Inc. (a)	101,209

	Information - 10.3%
6,961	FireEye, Inc. (a)	111,237
4,771	SailPoint Technologies Holding, Inc. (a)	119,704
685	Workday, Inc. - Class A (a)	126,471
		357,412
	Manufacturing - 34.0%
2,404	Berry Global Group, Inc. (a)	102,218
3,036	Canada Goose Holdings, Inc. (a)	91,080
1,613	Cantel Medical Corporation	104,942
1,778	Chart Industries, Inc. (a)	113,756
607	Constellation Brands, Inc. - Class A	114,298
2,103	Emergent BioSolutions, Inc. (a)	115,854
3,384	II-VI, Inc. (a)	113,872
6,763	Pure Storage, Inc. - Class A (a)	120,381
700	Quaker Chemical Corporation	116,214
283	Tesla, Inc. (a)	184,111
		1,176,726
	Mining, Quarrying, and Oil and Gas Extraction - 6.6%
5,116	Apache Corporation	140,383
19,493	Transocean, Ltd. (a)	88,888
		229,271
	Professional, Scientific, and Technical Services - 3.4%
3,614	Nutanix, Inc. - Class A (a)	117,347

	Real Estate and Rental and Leasing - 6.4%
4,355	Acadia Realty Trust	108,091
3,630	CubeSmart	114,962
		223,053
	Retail Trade - 3.7%
2,597	Etsy, Inc. (a)	126,760

	Transportation and Warehousing - 6.5%
1,035	Expedia Group, Inc.	112,246
772	FedEx Corporation	111,662
		223,908
	Utilities - 16.1%
4,264	CenterPoint Energy, Inc.	112,911
2,519	New Jersey Resources Corporation	104,085
4,119	NiSource, Inc.	120,728
1,493	Southwest Gas Holdings, Inc.	112,736
2,532	UGI Corporation	105,306
		555,766
	Wholesale Trade - 6.3%
3,267	Conagra Brands, Inc.	107,550
1,686	New Relic, Inc. (a)	111,293
		218,843
	TOTAL COMMON STOCKS (Proceeds $3,500,610)	3,460,729
	Total Securities Sold Short (Proceeds $3,500,610)	3,460,729

(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments net assets as of January 31, 2020:

Assets ^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,209,802	$-	$-	$16,209,802
Short-Term Investments	10,000	-	-	10,000
Total Investments in Securities	$16,219,802	$-	$-	$16,219,802

Liabilities - Securities Sold Short+	Level 1	Level 2	Level 3	Total
Common Stock	$3,460,729	$-	$-	$3,460,729
Total Liabilities - Securities Sold Short	$3,460,729	$-	$-	$3,460,729
^ See Schedule of Investments for breakout of investments by sector classification.
+ See Schedule of Securities Sold Short for breakout of investments by sector classification.
For the period ended January 31, 2020 the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ETF Series Solutions

By (Signature and Title)*      /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date         3/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         3/30/2020

By (Signature and Title)*        /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date         3/30/2020

* Print the name and title of each signing officer under his or her signature.